Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share
9.
Earnings per share

Earnings per share are determined by dividing the net income attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year ended 31 December 2025. For the purpose of diluted earnings per share calculation, the Group considers dilutive effects of share-based compensation.

	2023	2024	2025

Net income attributable to the shareholders of the Company	841,351	1,039,739	1,073,177
Weighted average number of common shares for basic earnings per share	189,859,971	189,832,053	190,581,647
Weighted average number of common shares for diluted earnings per share	192,062,409	191,430,283	191,900,721

Earnings per share – basic (KZT)	4,431	5,477	5,631
Earnings per share – diluted (KZT)	4,381	5,431	5,592

Reconciliation of the number of shares used for basic and diluted EPS:

	2023	2024	2025
Weighted average number of common shares for basic earnings per share	189,859,971	189,832,053	190,581,647
Number of potential common shares attributable to share-based compensation	2,202,438	1,598,230	1,319,074

Weighted average number of common shares for diluted earnings per share	192,062,409	191,430,283	191,900,721